Schedule of Investments (unaudited) April 30, 2022	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 10.2%
Activision Blizzard Inc.	2,397	$181,213
Alphabet Inc., Class A(a)	613	1,398,983
Alphabet Inc., Class C, NVS(a)	646	1,485,367
AT&T Inc.	83,691	1,578,412
Charter Communications Inc., Class A(a)	311	133,260
Comcast Corp., Class A	7,114	282,853
DISH Network Corp., Class A(a)	1,255	35,780
Electronic Arts Inc.	703	82,989
Fox Corp., Class A, NVS	1,592	57,057
Fox Corp., Class B	1,043	34,669
Interpublic Group of Companies Inc. (The)	907	29,586
Liberty Broadband Corp., Class C, NVS(a)	800	89,456
Liberty Global PLC, Class A(a)	776	17,662
Liberty Global PLC, Class C, NVS(a)	2,367	56,098
Lumen Technologies Inc.	6,811	68,519
Meta Platforms Inc, Class A(a)	4,482	898,507
Netflix Inc.(a)	771	146,768
Omnicom Group Inc.	157	11,952
Paramount Global, Class B, NVS	3,861	112,432
T-Mobile U.S. Inc.(a)	2,248	276,819
Take-Two Interactive Software Inc.(a)	280	33,463
Verizon Communications Inc.	9,341	432,488
Walt Disney Co. (The)(a)	2,955	329,867
Warner Bros. Discovery Inc.(a)	19,012	345,068

		8,119,268

Consumer Discretionary — 10.3%
Amazon.com Inc.(a)	578	1,436,694
AutoZone Inc.(a)	51	99,729
Bath & Body Works Inc.	442	23,377
Best Buy Co. Inc.	1,490	133,996
Booking Holdings Inc.(a)	49	108,305
Dollar General Corp.	516	122,566
Dollar Tree Inc.(a)	182	29,566
Domino’s Pizza Inc.	63	21,294
DoorDash Inc., Class A(a)	213	17,345
DR Horton Inc.	2,768	192,625
eBay Inc.	1,261	65,471
Ford Motor Co.	33,570	475,351
Garmin Ltd.	951	104,363
General Motors Co.(a)	10,453	396,273
Genuine Parts Co.	6	780
Hanesbrands Inc.	1,938	25,698
Hasbro Inc.	512	45,087
Home Depot Inc. (The)	1,653	496,561
Lennar Corp., Class A	1,848	141,354
LKQ Corp.	1,157	57,422
Lowe’s Companies Inc.	865	171,037
Lululemon Athletica Inc.(a)	253	89,721
McDonald’s Corp.	1,559	388,440
MGM Resorts International(b)	450	18,468
Newell Brands Inc.	2,746	63,570
Nike Inc., Class B	4,162	519,001
NVR Inc.(a)	15	65,643
O’Reilly Automotive Inc.(a)	52	31,541
Pool Corp.	150	60,783
PulteGroup Inc.	2,829	118,139
Starbucks Corp.	2,473	184,585
Target Corp.	3,100	708,815

Security	Shares	Value

Consumer Discretionary (continued)
Tesla Inc.(a)	1,882	$1,638,770
Tractor Supply Co.	293	59,025
Ulta Beauty, Inc.(a)	100	39,680
Whirlpool Corp.	516	93,664

		8,244,739

Consumer Staples — 7.9%
Altria Group Inc.	7,221	401,271
Brown-Forman Corp., Class B, NVS	284	19,153
Bunge Ltd.	152	17,194
Campbell Soup Co.	1,410	66,580
Church & Dwight Co. Inc.	1,245	121,462
Clorox Co. (The)	712	102,151
Coca-Cola Co. (The)	4,958	320,336
Colgate-Palmolive Co.	1,580	121,739
Conagra Brands Inc.	2,147	74,995
Costco Wholesale Corp.	2,024	1,076,201
Estee Lauder Companies Inc. (The), Class A	352	92,949
General Mills Inc.	1,158	81,905
Hershey Co. (The)	1,094	246,992
Hormel Foods Corp.	2,554	133,804
JM Smucker Co. (The)	1,039	142,270
Kellogg Co.	2,451	167,894
Kimberly-Clark Corp.	251	34,846
Kraft Heinz Co. (The)	4,732	201,725
Kroger Co. (The)	7,490	404,160
McCormick & Co. Inc./MD, NVS	396	39,826
Molson Coors Beverage Co., Class B	818	44,287
Mondelez International Inc., Class A	2,877	185,509
Monster Beverage Corp.(a)	594	50,894
PepsiCo Inc.	2,977	511,181
Philip Morris International Inc.	1,185	118,500
Procter & Gamble Co. (The)	4,208	675,594
Tyson Foods Inc., Class A	1,467	136,666
Walmart Inc.	3,140	480,389
Walgreens Boots Alliance Inc.	4,662	197,669

		6,268,142

Energy — 3.5%
Cheniere Energy Inc.	859	116,661
Chevron Corp.	2,416	378,515
ConocoPhillips	4,945	472,347
Coterra Energy Inc.	2,776	79,921
Devon Energy Corp.	3,484	202,664
Diamondback Energy Inc.	774	97,702
EOG Resources Inc.	2,840	331,598
Exxon Mobil Corp.	5,315	453,104
Kinder Morgan Inc.	9,922	180,084
Marathon Petroleum Corp.	958	83,595
Occidental Petroleum Corp.	1,861	102,523
Pioneer Natural Resources Co.	726	168,773
Schlumberger NV	3,306	128,967
Valero Energy Corp.	109	12,151

		2,808,605

Financials — 10.3%
Aflac Inc.	570	32,650
AGNC Investment Corp.	10,273	112,798
Alleghany Corp.(a)	24	20,076
Allstate Corp. (The)	701	88,705
Ally Financial Inc.	958	38,282
American Express Co.	831	145,184

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financials (continued)
American International Group Inc.	2,995	$175,237
Ameriprise Financial Inc.	208	55,222
Annaly Capital Management Inc.	18,792	120,645
Aon PLC, Class A	592	170,490
Apollo Global Management Inc.	667	33,190
Arthur J Gallagher & Co.	1,033	174,050
Assurant Inc.	254	46,198
Bank of America Corp.	21,838	779,180
Bank of New York Mellon Corp. (The)	657	27,633
Berkshire Hathaway Inc., Class B(a)	2,980	962,033
Blackstone Inc., NVS	3,713	377,129
Brown & Brown Inc.	1,192	73,880
Capital One Financial Corp.	985	122,751
Carlyle Group Inc. (The)	637	23,117
Cboe Global Markets Inc.	767	86,656
Charles Schwab Corp. (The)	2,394	158,794
Citigroup Inc.	6,631	319,680
CME Group Inc.	145	31,804
Coinbase Global Inc., Class A(a)(b)	152	17,132
Equitable Holdings Inc.	1,299	37,450
Erie Indemnity Co., Class A, NVS	166	26,606
Everest Re Group Ltd.	70	19,230
FactSet Research Systems Inc.	150	60,523
Fidelity National Financial Inc.	554	22,060
Goldman Sachs Group Inc. (The)	1,180	360,478
Hartford Financial Services Group Inc. (The)	843	58,951
Intercontinental Exchange Inc.	756	87,552
Invesco Ltd.	1,122	20,622
JPMorgan Chase & Co.	7,725	922,056
KKR & Co. Inc.	1,317	67,127
Lincoln National Corp.	554	33,323
Loews Corp.	418	26,267
MarketAxess Holdings Inc.	54	14,235
Marsh & McLennan Companies Inc.	1,705	275,698
MetLife Inc.	2,473	162,427
Moody’s Corp.	49	15,508
Morgan Stanley	4,594	370,230
MSCI Inc.	193	81,301
Nasdaq Inc.	347	54,607
Northern Trust Corp.	7	721
PNC Financial Services Group Inc. (The)	670	111,287
Principal Financial Group Inc.	468	31,890
Progressive Corp. (The)	2,347	251,974
Prudential Financial Inc.	865	93,861
Raymond James Financial Inc.	361	35,183
S&P Global Inc.	39	14,683
SEI Investments Co.	173	9,640
State Street Corp.	6	402
SVB Financial Group(a)	218	106,306
T Rowe Price Group Inc.	996	122,548
Tradeweb Markets Inc., Class A	461	32,819
Travelers Companies Inc. (The)	49	8,382
Truist Financial Corp.	16	774
Wells Fargo & Co.	11,320	493,892
Willis Towers Watson PLC	150	32,229

		8,255,358

Health Care — 14.4%
Abbott Laboratories	2,724	309,174
AbbVie Inc.	4,897	719,271
ABIOMED Inc.(a)	53	15,189

Security	Shares	Value

Health Care (continued)
Agilent Technologies Inc.	528	$62,975
Align Technology Inc.(a)	92	26,672
AmerisourceBergen Corp.	346	52,346
Amgen Inc.	1,665	388,261
Anthem Inc.	165	82,818
Avantor Inc.(a)	825	26,301
Baxter International Inc.	958	68,075
Becton Dickinson and Co.	437	108,022
Biogen Inc.(a)	263	54,557
BioMarin Pharmaceutical Inc.(a)	570	46,369
Bio-Rad Laboratories Inc., Class A(a)	66	33,796
Bio-Techne Corp.	74	28,097
Boston Scientific Corp.(a)	15	632
Bristol-Myers Squibb Co.	7,668	577,170
Cardinal Health Inc.	322	18,692
Centene Corp.(a)	1,273	102,540
Cerner Corp.	369	34,553
Charles River Laboratories International Inc.(a)	101	24,392
Cigna Corp.	254	62,682
Cooper Companies Inc. (The)	166	59,933
CVS Health Corp.	4,798	461,232
Danaher Corp.	1,366	343,044
DaVita Inc.(a)	55	5,960
Dexcom Inc.(a)	199	81,307
Edwards Lifesciences Corp.(a)	1,652	174,749
Eli Lilly & Co.	4,293	1,254,114
Gilead Sciences Inc.	7,605	451,281
Hologic Inc.(a)	137	9,863
Horizon Therapeutics PLC(a)	756	74,511
Humana Inc.	51	22,673
IDEXX Laboratories Inc.(a)	251	108,050
Incyte Corp.(a)	655	49,099
Intuitive Surgical Inc.(a)	49	11,726
Johnson & Johnson	6,834	1,233,264
Laboratory Corp. of America Holdings(a)	120	28,834
McKesson Corp.	251	77,712
Medtronic PLC	2,470	257,769
Merck & Co. Inc.	5,355	474,935
Moderna Inc.(a)	1,805	242,610
Neurocrine Biosciences Inc.(a)	251	22,598
PerkinElmer Inc.	183	26,830
Pfizer Inc.	17,621	864,662
Quest Diagnostics Inc.	568	76,021
Regeneron Pharmaceuticals Inc.(a)	487	320,987
Seagen Inc.(a)	453	59,348
STERIS PLC	21	4,705
Stryker Corp.	49	11,822
Teleflex Inc.	13	3,713
Thermo Fisher Scientific Inc.	1,261	697,232
UnitedHealth Group Inc.	1,463	744,009
Universal Health Services Inc., Class B	103	12,621
Veeva Systems Inc., Class A(a)	51	9,279
Vertex Pharmaceuticals Inc.(a)	793	216,663
Viatris Inc.	4,058	41,919
Waters Corp.(a)	97	29,393
West Pharmaceutical Services Inc.	251	79,080
Zimmer Biomet Holdings Inc.	5	604
Zoetis Inc.	326	57,783

		11,544,519

2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrials — 6.8%
3M Co.	2,237	$322,620
Allison Transmission Holdings Inc.	304	11,382
AMERCO	115	61,580
AMETEK Inc.	198	25,000
Boeing Co. (The)(a)	655	97,490
Booz Allen Hamilton Holding Corp.	614	50,121
Carrier Global Corp.	1,131	43,283
Caterpillar Inc.	658	138,535
CH Robinson Worldwide Inc.	1,136	120,586
Cintas Corp.	114	45,288
Clarivate PLC(a)	639	10,020
Copart Inc.(a)	288	32,731
Cummins Inc.	222	42,000
Eaton Corp. PLC	7	1,015
Emerson Electric Co.	788	71,062
Equifax Inc.	242	49,252
Expeditors International of Washington Inc.	1,811	179,416
Fastenal Co.	931	51,494
FedEx Corp.	772	153,427
Generac Holdings Inc.(a)	253	55,503
General Dynamics Corp.	638	150,906
General Electric Co.	1,362	101,537
Honeywell International Inc.	1,059	204,927
Huntington Ingalls Industries Inc.	310	65,949
IDEX Corp.	5	949
Illinois Tool Works Inc.	939	185,086
Jacobs Engineering Group Inc.	5	693
Johnson Controls International PLC	2,560	153,267
Knight-Swift Transportation Holdings Inc.	289	13,840
L3Harris Technologies Inc.	402	93,369
Leidos Holdings Inc.	253	26,188
Lincoln Electric Holdings Inc.	330	44,461
Lockheed Martin Corp.	992	428,663
Northrop Grumman Corp.	248	108,971
Old Dominion Freight Line Inc.	659	184,599
PACCAR Inc.	700	58,135
Plug Power Inc.(a)	831	17,468
Raytheon Technologies Corp.	5,325	505,396
Republic Services Inc.	1,900	255,113
Robert Half International Inc.	366	35,981
Rockwell Automation Inc.	107	27,036
Rollins Inc.	1,210	40,583
Snap-on Inc.	128	27,199
Textron Inc.	784	54,292
Union Pacific Corp.	503	117,848
United Parcel Service Inc., Class B	849	152,803
United Rentals Inc.(a)	259	81,979
Verisk Analytics Inc.	152	31,016
Waste Connections Inc.	1,838	253,589
Waste Management Inc.	2,201	361,932
Westinghouse Air Brake Technologies Corp.	478	42,977
WW Grainger Inc.	97	48,503

		5,437,060

Information Technology — 29.2%
Accenture PLC, Class A	2,980	895,073
Adobe Inc.(a)	2,132	844,165
Akamai Technologies Inc.(a)	679	76,238
Amphenol Corp., Class A	1,232	88,088
Apple Inc.	22,256	3,508,658
Applied Materials Inc.	2,961	326,746

Security	Shares	Value

Information Technology (continued)
Arista Networks Inc.(a)	554	$64,026
Arrow Electronics Inc.(a)	874	103,010
Asana Inc., Class A(a)	251	6,727
Autodesk Inc.(a)	127	24,039
Automatic Data Processing Inc.	706	154,035
Bill.com Holdings Inc.(a)(b)	327	55,822
Black Knight Inc.(a)	266	17,500
Broadcom Inc.	608	337,069
Broadridge Financial Solutions Inc.	360	51,887
Cadence Design Systems Inc.(a)	664	100,164
CDW Corp./DE	76	12,402
Cisco Systems Inc.	23,921	1,171,651
Citrix Systems Inc.	537	53,754
Cloudflare Inc., Class A(a)	1,059	91,222
Cognizant Technology Solutions Corp., Class A	2,215	179,193
Corning Inc.	2,877	101,242
Crowdstrike Holdings Inc., Class A(a)	431	85,666
Datadog Inc., Class A(a)	502	60,632
Dell Technologies Inc., Class C	1,162	54,626
Dynatrace Inc.(a)	441	16,917
EPAM Systems Inc.(a)(b)	257	68,102
F5 Inc.(a)	150	25,111
Fidelity National Information Services Inc.	2,656	263,342
Fiserv Inc.(a)	2,149	210,430
Fortinet Inc.(a)	640	184,966
Gartner Inc.(a)	281	81,645
Global Payments Inc.	855	117,118
Hewlett Packard Enterprise Co.	8,129	125,268
HP Inc.	5,031	184,285
HubSpot Inc.(a)	118	44,773
Intel Corp.	31,223	1,361,011
International Business Machines Corp.	5,042	666,603
Intuit Inc.	986	412,887
Jack Henry & Associates Inc.	503	95,359
Juniper Networks Inc.	1,861	58,659
Keysight Technologies Inc.(a)	441	61,859
KLA Corp.	343	109,506
Lam Research Corp.	115	53,562
Marvell Technology Inc.	1,539	89,385
Mastercard Inc., Class A	2,060	748,563
Micron Technology Inc.	7,825	533,587
Microsoft Corp.	13,685	3,797,861
MongoDB Inc., Class A(a)	114	40,462
Monolithic Power Systems Inc.	102	40,008
Motorola Solutions Inc.	929	198,518
NetApp Inc.	872	63,874
NortonLifeLock Inc.	864	21,635
NVIDIA Corp.	6,940	1,287,162
NXP Semiconductors NV	75	12,817
ON Semiconductor Corp.(a)	1,197	62,376
Oracle Corp.	7,701	565,253
Palantir Technologies Inc., Class A(a)(b)	3,409	35,454
Palo Alto Networks Inc.(a)	277	155,475
Paychex Inc.	2,269	287,550
Paycom Software Inc.(a)	41	11,540
PayPal Holdings Inc.(a)	1,519	133,566
Qorvo Inc.(a)	186	21,163
QUALCOMM Inc.	2,174	303,686
Roper Technologies Inc.	2	940
salesforce.com Inc.(a)	1,261	221,860

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Seagate Technology Holdings PLC	490	$40,200
Skyworks Solutions Inc.	449	50,872
Snowflake Inc., Class A(a)	328	56,232
Synopsys Inc.(a)	280	80,301
TE Connectivity Ltd	284	35,437
Teradyne Inc.	100	10,546
Texas Instruments Inc.	2,500	425,625
Tyler Technologies Inc.(a)	330	130,254
Unity Software Inc.(a)	120	7,969
VeriSign Inc.(a)	388	69,332
Visa Inc., Class A	3,887	828,436
VMware Inc., Class A	499	53,912
Western Digital Corp.(a)	1,914	101,576
Western Union Co. (The)	3,806	63,789
Zebra Technologies Corp., Class A(a)	150	55,449
Zoom Video Communications Inc., Class A(a)	228	22,702
Zscaler Inc.(a)	317	64,269

		23,334,674

Materials — 1.8%
Air Products and Chemicals Inc.	150	35,111
Albemarle Corp.	277	53,414
Amcor PLC	9,286	110,132
Avery Dennison Corp.	83	14,990
Ball Corp.	335	27,189
CF Industries Holdings Inc.	298	28,855
Corteva Inc.	1,160	66,920
Dow Inc.	1,665	110,722
Eastman Chemical Co.	190	19,507
International Paper Co.	1,436	66,458
Linde PLC	668	208,389
LyondellBasell Industries NV, Class A	161	17,071
Martin Marietta Materials Inc.	49	17,357
Mosaic Co. (The)	1,370	85,515
Newmont Corp.	2,714	197,715
Nucor Corp.	1,552	240,219
Packaging Corp. of America	115	18,535
PPG Industries Inc.	215	27,518
Sherwin-Williams Co. (The)	164	45,093
Steel Dynamics Inc.	906	77,689

		1,468,399

Real Estate — 1.9%
American Tower Corp.	724	174,499
Camden Property Trust	172	26,985
CBRE Group Inc., Class A(a)	1,470	122,069
Crown Castle International Corp.	457	84,641
Equinix Inc.	27	19,415
Equity Residential	193	15,730
Essex Property Trust Inc.	50	16,464
Extra Space Storage Inc.	359	68,210
Healthpeak Properties Inc.	1,690	55,449
Iron Mountain Inc.	655	35,193
Medical Properties Trust Inc.	1,929	35,474
Mid-America Apartment Communities Inc.	251	49,367
Prologis Inc.	483	77,420
Public Storage	966	358,869
Realty Income Corp.	1,468	101,820
SBA Communications Corp.	152	52,761
Simon Property Group Inc.	364	42,952

Security	Shares	Value

Real Estate (continued)
Ventas Inc.	404	$22,442
VICI Properties Inc.	487	14,517
Weyerhaeuser Co.	551	22,712
WP Carey Inc.	1,554	125,517
Zillow Group Inc., Class C, NVS(a)	3	119

		1,522,625

Utilities — 3.4%
Alliant Energy Corp.	3,940	231,711
Ameren Corp.	735	68,281
American Electric Power Co. Inc.	745	73,837
American Water Works Co. Inc.	87	13,405
Atmos Energy Corp.	1,658	188,017
CMS Energy Corp.	400	27,476
Consolidated Edison Inc.	1,980	183,625
Constellation Energy Corp.	756	44,763
Dominion Energy Inc.	554	45,229
DTE Energy Co.	88	11,532
Duke Energy Corp.	2,797	308,118
Edison International	435	29,924
Evergy Inc.	1,270	86,169
Eversource Energy	737	64,414
Exelon Corp.	3,382	158,210
NextEra Energy Inc.	4,856	344,873
NRG Energy Inc.	644	23,120
PG&E Corp.(a)	3,685	46,615
PPL Corp.	2,599	73,578
Public Service Enterprise Group Inc.	338	23,545
Southern Co. (The)	3,384	248,352
Vistra Corp.	1,512	37,830
WEC Energy Group Inc.	1,924	192,496
Xcel Energy Inc.	2,663	195,091

		2,720,211

Total Common Stocks — 99.7% (Cost: $86,292,931)		79,723,600

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	186,081	186,081
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	132,000	132,000

		318,081

Total Short-Term Investments — 0.4% (Cost: $318,006)		318,081

Total Investments In Securities — 100.1% (Cost: $86,610,937)		80,041,681

Other Assets, Less Liabilities — (0.1)%		(92,712)

Net Assets — 100.0%		$79,948,969

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock U.S. Equity Factor Rotation ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$637,365	$ —	$(450,872	)(a)	$(284)	$(128)	$186,081	186,081	$1,135	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	282,000	—	(150,000	)(a)	—	—	132,000	132,000	74		—

					$(284)	$(128)	$318,081		$1,209		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$79,723,600	$—	$—	$79,723,600
Money Market Funds	318,081	—	—	318,081

	$80,041,681	$—	$—	$80,041,681

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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